SEGMENTED INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	$ 397,321	$ 333,175	$ 358,005
Property and equipment	20,039	22,087	22,635
Americas
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	101,240	83,890	82,478
Property and equipment	8,169	14,108	14,609
Europe, Middle East and Africa
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	79,904	90,724	79,045
Property and equipment	8,580	5,197	4,831
Asia-Pacific
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	216,177	158,561	196,482
Property and equipment	$ 3,290	$ 2,782	$ 3,195